SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM DEBT
NOTE 6:	SHORT-TERM AND LONG-TERM DEBT

1.
On May 9, 2017, the Company secured $17,500 under a new credit facility from an Israeli bank. The credit facility is secured by a lien on the accounts receivable of ClientConnect Ltd., an Israeli subsidiary, from its current and future business clients and is guaranteed by the Company. Out of the total credit facility, $5,000 is a long-term loan bearing interest at LIBOR plus 5% per annum, to be repaid in 36 equal installments starting from June 30, 2017 and $12,500 revolving credit line bearing interest at LIBOR plus 3.5% per annum. The credit facility is available until May 15, 2020. As of June 30, 2017, the unpaid balance of the credit facility was $4,861 on behalf of the long-term loan.

2.
On November 30, 2015, Interactive Holding Corp. (“Undertone”) entered into a secured credit agreement for $50,000, due in quarterly installments from March 2016 to November 2019. Undertone has the option for prepayment, which shall be applied to principal installments as specified by Undertone.  In the six months ended June 30, 2017, Undertone prepaid an additional $5,000, which was applied to the final principal upon maturity. As of June 30, 2017, the principal balance of the credit facility was $35,625.

3.	The Company was in compliance with all its debt covenants as of June 30, 2017.

4.	As of June 30, 2017, the aggregate principal annual maturities are as follows:

Repayment amount

2017 (six months ending December 31)	$2,569
2018	6,806
2019	30,417
2020	694

Total principal payments	40,486
Less: unamortized original issue discount	(1,090)

Present value of principal payments	39,396
Less: current portion	5,412

Long-term debt	$33,984